SCHEDULE OF CHANGES IN ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Allowance for credit losses, beginning balance	$ 8,384
Change in allowance	(6,394)	8,384
Allowance for credit losses, ending balance	$ 1,990	$ 8,384